Note 33 - Employee Benefits - Plan Asset Allocation Level 1 (Detail) - Level 1 of Fair Value Hierarchy [Member] - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020
Plan Asset Allocation [line items]
Cash and cash equivalents		€ 1,155	€ 819
Equity instruments	[1]	1,535	1,540
Investment-grade bonds
Government	[2]	3,312	2,569
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		0	5
Non-government bonds		0	0
Structured products		118	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		(16)	(14)
Credit		1	(107)
Inflation		14	11
Foreign exchange		2	4
Other		1	1
Total fair value of quoted plan assets		6,122	4,828
Germany [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		756	226
Equity instruments	[1]	983	760
Investment-grade bonds
Government	[2]	902	1,107
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		0	0
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		0	0
Credit		0	0
Inflation		0	0
Foreign exchange		0	0
Other		1	1
Total fair value of quoted plan assets		2,642	2,094
UK [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		317	504
Equity instruments	[1]	348	609
Investment-grade bonds
Government	[2]	1,902	989
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		0	0
Non-government bonds		0	0
Structured products		118	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		0	1
Credit		1	(107)
Inflation		0	0
Foreign exchange		2	4
Other		0	0
Total fair value of quoted plan assets		2,688	2,000
US [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		48	63
Equity instruments	[1]	151	126
Investment-grade bonds
Government	[2]	431	417
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		0	0
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		(16)	(15)
Credit		0	0
Inflation		0	0
Foreign exchange		0	0
Other		0	0
Total fair value of quoted plan assets		614	591
Other countries [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		34	26
Equity instruments	[1]	53	45
Investment-grade bonds
Government	[2]	77	56
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		0	5
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		0	0
Credit		0	0
Inflation		14	11
Foreign exchange		0	0
Other		0	0
Total fair value of quoted plan assets		€ 178	€ 143

[1]	Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index
[2]	Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A